          SEMI-ANNUAL SERVICER’S CERTIFICATE     Exhibit 99.1
Pursuant to Section 4.01(c)(ii) of the Securitization Property Servicing Agreement, dated as of March 17, 2022 (the “Servicing Agreement”), by and between DTE ELECTRIC COMPANY, as servicer (the “Servicer”), and DTE ELECTRIC SECURITIZATION FUNDING I LLC, the Servicer does hereby certify, for the June 1, 2024 Payment Date (the “Current Payment Date”), as follows:
Billing Periods: December 2023 to May 2024
Payment Date: June 1, 2024

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date for Distribution
Securitization Property:

i.	Remittances for the December 2023 Billing Period	$2,292,928.59
ii.	Remittances for the January 2024 Billing Period	$3,233,824.79
iii.	Remittances for the February 2024 Billing Period	$2,948,834.85
iv.	Remittances for the March 2024 Billing Period	$2,801,210.19
v.	Remittances for the April 2024 Billing Period	$3,138,613.83
vi.	Remittances for the May 2024 Billing Period	$2,661,499.34
vii.	Reduced Remittances Resulting from Semi-Annual Cash True Up in February 2024	$(1,911,850.99)
viii.	Investment Earnings on Excess Funds Subaccount of Distribution Collection Account[1]	$240,393.55
ix.	Payment of Administrative Expenses Since Last Semi-Annual Certificate	$(116,057.67)
x.	General Subaccount of Distribution Collection Account Balance as of Prior Payment Date	$—
xi.	General Subaccount of Distribution Collection Account Balance (sum of [i] through [x] above)	$15,289,396.48
xii.	Excess Funds Subaccount of Distribution Collection Account Balance as of prior Payment Date	$5,927,369.57
xiii.	Investment Earnings on Excess Funds Subaccount of Distribution Collection Account[1]	$142,065.69
xiv.	Excess Funds Subaccount of Distribution Collection Account Balance (sum of [xii] and [xiii] above)	$6,069,435.26
xv.	Distribution Collection Account Balance (sum of [xi] and [xiv] above)	$21,358,831.74

2. Collections Allocable and Aggregate Amounts Available for the Current Payment Date for Power Supply
Securitization Property:

i.	Remittances for the December 2023 Billing Period	$467,632.29
ii.	Remittances for the January 2024 Billing Period	$623,866.00
iii.	Remittances for the February 2024 Billing Period	$590,941.89
iv.	Remittances for the March 2024 Billing Period	$540,199.99
v.	Remittances for the April 2024 Billing Period	$630,890.09
vi.	Remittances for the May 2024 Billing Period	$585,064.88
vii.	Reduced Remittances Resulting from Semi-Annual Cash True Up in February 2024	$(367,526.12)
viii.	Investment Earnings on General Subaccount of Supply Collection Account[1]	$47,447.36
ix.	Payment of Administrative Expenses Since Last Semi-Annual Certificate	$(54,139.83)
x.	General Subaccount of Supply Collection Account Balance as of Prior Payment Date	$—
xi.	General Subaccount of Supply Collection Account Balance (sum of [i] through [x] above)	$3,064,376.55
xii.	Excess Funds Subaccount of Supply Collection Account balance as of prior Payment date	$715,698.57
xiii.	Investment Earnings on Excess Funds Subaccount of Supply Collection Account[1]	$21,580.06
xiv.	Excess Funds Subaccount of Supply Collection Account Balance (sum of [xii] and [xiii] above)	$737,278.63
xv.	Power Supply Collection Account Balance (sum of [xi] and [xiv] above)	$3,801,655.18
____________________________
1 Includes interest earned November 1, 2023 through April 30, 2024

3. Capital Account Balance as of prior Payment Date:		$1,179,000.00
i.	Initial Capital Contribution Made	$1,179,000.00
ii.	Interest Earned on Capital Contribution[1]	$31,506.60
iii.	Capital Account Balance (sum of [i] through [ii] above)	$1,210,506.60

4. Outstanding Amounts of as of prior Payment Date:

Aggregate Outstanding Amount of all Securitization Bonds in Tranche A-1	$123,206,509.64
Aggregate Outstanding Amount of all Securitization Bonds in Tranche A-2	$52,207,000.00

5. Required Funding/Payments as of Current Payment Date:
Principal	Principal Due
Securitization Bonds in Tranche A-1	$19,249,539.14
Securitization Bonds in Tranche A-2	$—

Interest
	Interest Rate	Days in Interest Period(1)	Principal Balance	Interest Due
Securitization Bonds in Tranche A-1	2.64%	180	$123,206,509.64	$1,626,325.93
Securitization Bonds in Tranche A-2	3.11%	180	$52,207,000.00	$811,818.85

	Required Level	Funding Required
Capital Account	$1,179,000.00	$—
____________________________
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

6.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture and in accordance with the Distribution Instructions:

i.	Trustee Fees and Expenses; Indemnity Amount[2]	$—
ii.	Servicing Fee	$58,950.00
iii.	Administration Fee and Independent Manager Fee	$25,000.00
iv.	Operating Expenses	$—
____________________________
1 Includes interest earned November 1, 2023 through April 30, 2024.
2 Trustee Expenses and Indemnity Amounts not to exceed $250,000 per annum.

Securitization Bonds	Aggregate	Per $1,000 of Original Principal Amount
v. Semi-Annual Interest (including any past-due for prior periods)	$2,438,144.78	$10.3399
Interest Payment
Tranche A-1		$8.8583
Tranche A-2		$15.5500

vi. Principal Due and Payable as a Result of an Event of Default or
on Final Maturity Date		$—
Principal Payment
Tranche A-1
Tranche A-2

vii. Semi-Annual Principal	$19,249,539.14	$81.6350
Principal Payment
Tranche A-1		$104.8490
Tranche A-2		$—

viii. Other unpaid Operating Expenses[3]	$—
ix. Funding of Capital Account (to required level)	$—
x. Return on Invested Capital to DTE Electric	$31,506.60
xi. Deposit to Excess Funds Subaccounts	$100,905.40
xii. Released to Issuer upon Retirement of the Securitization Bonds
Released from Distribution Collection Account[4]	$—
Released from Accounts[5]	$—
xiii. Aggregate Remittances as of Current Payment Date	$21,904,045.92

7. Outstanding Amount and each Collection Account Balance and Capital Account Balance as of Current Payment
Date (after giving effect to payments to be made on such Payment Date):

i. Aggregate Outstanding Amount of all Securitization Bonds
Tranche A-1	$103,956,970.50
Tranche A-2	$52,207,000.00
ii. Excess Funds Subaccount Balance of Distribution Collection Account	$2,550,668.97
iii. Excess Funds Subaccount Balance of Power Supply Collection Account	$838,184.03
iv. Aggregate Distribution Collection Account Balance	$—
v. Aggregate Power Supply Collection Account Balance	$—
vi. Capital Account Balance	$1,179,000.00

8. Subaccount and Capital Account Withdrawals as of Current Payment Date (if applicable, pursuant to
Section 8.02(e) of Indenture):

i. Excess Funds Subaccount of Distribution Collection Account	$3,518,766.29
ii. Excess Funds Subaccount Power Supply Collection Account	$—
iii. Capital Account	$—
iv. Total Withdrawals	$3,518,766.29
____________________________
3 Unpaid Trustee Expenses and Indemnity Amounts in excess of $250,000 per annum.
4 After Tranche A-1 has been Paid in Full.
5 After all Securitization Bonds and related Ongoing Other Qualified Costs have been Paid in Full.

9. Shortfalls in Interest and Principal Payments as of Current Payment Date:

i. Semi-annual Interest
Interest Payment
Tranche A-1	$—
Tranche A-2	$—

ii. Semi-annual Principal
Principal Payment
Tranche A-1	$—
Tranche A-2	$—

10. Shortfalls in Required Capital Level as of Current Payment Date:

i. Replenishment of the Capital Account	$—
ii. Required Capital Level	$—

11. Payment of Return on Invested Capital as of Current Payment Date:

i. Return on Invested Capital	$31,506.60

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

[SIGNATURE PAGE TO FOLLOW]

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 23rd day of May 2024.

DTE ELECTRIC COMPANY,
as Servicer

By:	/s/ Timothy J. Lepczyk
Name: Timothy J Lepczyk
Title: Asst. Treasurer & Director of Corporate Finance